Statement of changes in equity - BRL (R$) R$ in Thousands	Total	Capital	Capital reserves	Legal reserve	Tax incentive	Retention of profits	Additional dividends proposed	Additional paid in capital	Other comprehensive income	Treasury shares	Retained earnings (losses)	Total Braskem shareholders' interest	Non-controlling interest in subsidiaries
Balance at Dec. 31, 2014	R$ 5,597,058	R$ 8,043,222	R$ 232,430	R$ 71,542		R$ 394,121	R$ 270,517		R$ (2,943,172)	R$ (48,892)	R$ (278,177)	R$ 5,741,591	R$ (144,533)
Comprehensive income for the year:
Profit for the year	2,760,189										3,001,720	3,001,720	(241,531)
Exchange variation of foreign sales hedge, net of taxes	(6,681,498)								(6,403,241)			(6,403,241)	(278,257)
Fair value of cash flow hedge, net of taxes	(413,381)								(395,729)			(395,729)	(17,652)
Foreign subsidiaries currency translation adjustment	653,349
Foreign currency translation adjustment	653,349								718,763			718,763	(65,414)
Total Comprehensive income for the year:	(3,681,341)								(6,080,207)		3,001,720	(3,078,487)	(602,854)
Equity valuation adjustments
Realization of additional property, plant and equipment price-level restatement, net of taxes									(27,236)		27,236
Realization of deemed cost of jointly-controlled investment, net of taxes									(966)		966
Actuarial loss with post-employment benefits, net of taxes	(849)								(849)			(849)
Post-employment plans - Health plan, net of taxes	(8,280)								(8,280)			(8,280)
Net Equity valuation adjustments	(9,129)								(37,331)		28,202	(9,129)
Contributions and distributions to shareholders:
Capital increase	62,502												62,502
Repurchase of treasury shares	(927)									(927)		(927)
Prescribed dividends	479										479	479
Additional dividends approved by the General Meeting	(270,517)						(270,517)					(270,517)
Legal reserve				158,450							(158,450)
Additional dividends proposed	(752,636)						247,364				(1,000,000)	(752,636)
Retained earnings						2,010,542					(2,010,542)
Total Contributions and distributions to shareholders:	(961,099)			158,450		2,010,542	(23,153)			(927)	(3,168,513)	(1,023,601)	62,502
Balance at Dec. 31, 2015	945,489	8,043,222	232,430	229,992		2,404,663	247,364		(9,060,710)	(49,819)	(416,768)	1,630,374	(684,885)
Comprehensive income for the year:
Loss for the year	(729,197)										(411,472)	(411,472)	(317,725)
Exchange variation of foreign sales hedge, net of taxes	2,223,114								2,561,596			2,561,596	(338,482)
Fair value of cash flow hedge, net of taxes	136,868								145,878			145,878	(9,010)
Foreign subsidiaries currency translation adjustment	339,296								63,697			63,697	275,599
Total Comprehensive income for the year:	1,970,081								2,771,171		(411,472)	2,359,699	(389,618)
Equity valuation adjustments
Realization of additional property, plant and equipment price-level restatement, net of taxes									(27,236)		27,236
Realization of deemed cost of jointly-controlled investment, net of taxes									(965)		965
Actuarial loss with post-employment benefits, net of taxes	(4,119)								(4,119)			(4,119)
Net Equity valuation adjustments	(4,119)								(32,320)		28,201	(4,119)
Contributions and distributions to shareholders:
Absorption of losses and adjustments						(800,039)					800,039
Capital increase	56,623												56,623
Additional dividends approved by the General Meeting	(247,364)						(247,364)					(247,364)
Interim dividends approved by Board of Directors	(1,000,000)					(1,000,000)						(1,000,000)
Total Contributions and distributions to shareholders:	(1,190,741)					(1,800,039)	(247,364)				800,039	(1,247,364)	56,623
Balance at Dec. 31, 2016	1,720,710	8,043,222	232,430	229,992		604,624			(6,321,859)	(49,819)		2,738,590	(1,017,880)
Comprehensive income for the year:
Profit for the year	3,915,771										3,865,440	3,865,440	50,331
Exchange variation of foreign sales hedge, net of taxes	858,507								747,135			747,135	111,372
Fair value of cash flow hedge, net of taxes	405,552								394,251			394,251	11,301
Foreign currency translation adjustment	(602)								51,445			51,445	(52,047)
Foreign subsidiaries currency translation adjustment	(602)
Total Comprehensive income for the year:	5,179,228								1,192,831		3,865,440	5,058,271	120,957
Equity valuation adjustments
Realization of additional property, plant and equipment price-level restatement, net of taxes									(26,847)		26,847
Realization of deemed cost of jointly-controlled investment, net of taxes									(963)		963
Actuarial gains post-employment benefits of subsidiaries , net of taxes	(5,750)								(5,750)			(5,750)
Post-employment benefits - health plan, net of taxes	(2,904)								(2,904)			(2,904)
Actuarial loss with post-employment benefits, net of taxes	(5,750)
Net Equity valuation adjustments	(8,654)								(36,464)		27,810	(8,654)
Contributions and distributions to shareholders:
Prescribed dividends	482										482	482
Tax incentive reserve					R$ 71,745						(71,745)
Prepaid dividends	(1,000,000)										(1,000,000)	(1,000,000)
Legal reserve	(204,150)			204,150							(204,150)
Additional dividends proposed	(1,500,000)						1,500,000				(1,500,000)
Retained earnings	(1,335,387)					1,335,387					(1,335,387)
Goodwill on the acquisition of a subsidiary under common control	(488,388)							R$ (488,388)				(488,388)
Non-controlling interest in subsidiaries	69,422												69,422
Total Contributions and distributions to shareholders:	(1,418,484)			204,150	71,745	1,335,387	1,500,000	(488,388)			(4,110,800)	(1,487,906)	69,422
Balance at Dec. 31, 2017	R$ 5,472,800	R$ 8,043,222	R$ 232,430	R$ 434,142	R$ 71,745	R$ 1,940,011	R$ 1,500,000	R$ (488,388)	R$ (5,165,492)	R$ (49,819)	R$ (217,550)	R$ 6,300,301	R$ (827,501)